Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 36,327	$ 49,666
Restricted cash equivalents	0	4,897
Investments, at fair value	56,632	31,904
Management fees receivable	14,714	12,630
Performance fees receivable	2,987	4,961
Other assets	17,262	18,311
Total Assets	127,922	122,369
Liabilities, Redeemable Non-controlling Interests and Equity
Senior unsecured debt	116,892	49,793
Loans payable	9,233	52,178
Accounts payable, accrued expenses and other liabilities	25,130	37,255
Total Liabilities	151,255	139,226
Commitments and Contingencies (Note 9)
Redeemable Non-controlling Interests	53,741	30,805
Equity
Additional paid in capital	2,820	3,310
Accumulated other comprehensive (loss) income	(1,301)	33
Accumulated deficit	(9,545)	(5,254)
Total stockholders' deficit, Medley Management Inc.	(7,971)	(1,853)
Total deficit	(77,074)	(47,662)
Total Liabilities, Redeemable Non-controlling Interests and Equity	127,922	122,369
Consolidated Subsidiaries [Member]
Assets
Other assets	665	0
Equity
Non-controlling interests	(1,702)	(1,717)
Medley LLC [Member]
Equity
Non-controlling interests	(67,401)	(44,092)
Common Class A [Member]
Equity
Common stock, value	55	58
Common Class B [Member]
Equity
Common stock, value	$ 0	$ 0